RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized Gains (Losses) Included in OCI (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	$ 116	$ 172	$ 236	$ 318
Unrealized gains (losses) hedging instruments included in other comprehensive income	(88)	50	(262)	178
Unrealized gains (losses) included in other comprehensive income	35	52	(117)	161
Other Income
Investment In Equity and Debt Securities [Line Items]
Gains associated with available for sale instruments	0	8	0	13
Energy derivative contracts
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(14)	10	(3)	76
Unrealized gains (losses) hedging instruments included in other comprehensive income	7	18	13	184
Reclassification adjustments recognized in net income, net	(27)	(34)	(58)	(82)
IFRS 9 PPAs
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(15)	14	1	71
Unrealized gains (losses) hedging instruments included in other comprehensive income	(156)	25	(348)	37
Investment in debt and equity securities
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	19	56	47	69
Interest rate swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	15	15	26	9
Unrealized gains (losses) hedging instruments included in other comprehensive income	56	29	72	(17)
Reclassification adjustments recognized in net income, net	(6)	2	(4)	1
Reclassification adjustments recognized in net income	(33)	(23)	(62)	(72)
Foreign exchange swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	28	(1)	24	(6)
Unrealized gains (losses) hedging instruments included in other comprehensive income	5	(22)	1	(26)
Reclassification adjustments recognized in net income, net	0	9	0	9
Tax equity
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	85	53	141	61
Foreign exchange gain
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(2)	25	0	38
Foreign exchange swaps – net investment
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	124	0	146	(19)
Investments in debt and equity securities
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	$ (1)	$ 2	$ (1)	$ 2